SHORT-TERM ACCRUALS	12 Months Ended
Dec. 31, 2025
SHORT-TERM ACCRUALS
SHORT-TERM ACCRUALS

16.SHORT-TERM ACCRUALS

	As of December 31,
	2024	2025	2025
	VND million	VND million	USD
Accruals for the purchase of raw material, machines and equipment, information technology systems and development costs	5,695,041	5,933,420	236,193,623
Accrued construction costs for factories and infrastructure	337,019	930,999	37,060,587
Accrued selling expenses (i)	3,241,109	8,623,579	343,281,677
Accrued loan and bonds interests	398,839	443,682	17,661,797
Others	1,388,950	2,625,571	104,516,978
TOTAL	11,060,958	18,557,251	738,714,661
(i)

As at December 31, 2025, short-term accrued selling expenses related to free-charging program for customers purchasing electric vehicles (“EV customers”) amounting to VND3,658.5 billion (USD145.6 million). The Group also recognized long-term accrued expenses of VND1,947.2 billion (USD77.5 million) related to the free-charging program. Both amounts will be paid to V-Green Global Charging Station Development JSC (“V-Green JSC”), a related party, providing charging station services to EV customers.